Other accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Other accounts receivable [Abstract]
Summary of Other Accounts Receivable
Other accounts receivable as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Recoverable taxes	$306,327	$183,927
Services for port, maritime and other operations	93,692	161,037
Employees	4,698	4,466
Insurance claims	773	12,286
Others	16,280	48,718
	$421,770	$410,434